Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands		Ordinary shares		Additional paid-in capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022		$ 49		$ 325,067	$ (157,675)	$ 167,441
Balance (in Shares) at Dec. 31, 2022	[1]	98,876,266
Exercise of options and vesting of RSUs				1,265		1,265
Exercise of options and vesting of RSUs (in Shares)		3,744,875
Stock based compensation				11,517		11,517
Net loss for the period					(22,451)	(22,451)
Balance at Sep. 30, 2023		$ 49		337,849	(180,126)	157,772
Balance (in Shares) at Sep. 30, 2023	[1]	102,621,141
Balance at Jun. 30, 2023		$ 49		333,862	(167,634)	166,277
Balance (in Shares) at Jun. 30, 2023	[1]	101,843,066
Exercise of options and vesting of RSUs				279		279
Exercise of options and vesting of RSUs (in Shares)		778,075
Stock based compensation				3,708		3,708
Net loss for the period					(12,492)	(12,492)
Balance at Sep. 30, 2023		$ 49		337,849	(180,126)	157,772
Balance (in Shares) at Sep. 30, 2023	[1]	102,621,141
Balance at Dec. 31, 2023		$ 49		341,591	(177,336)	$ 164,304
Balance (in Shares) at Dec. 31, 2023		103,154,396	[1]			98,876,266
Exercise of options and vesting of RSUs				692		$ 692
Exercise of options and vesting of RSUs (in Shares)		3,134,298				992,432
Stock based compensation				11,259		$ 11,259
Net loss for the period					(29,266)	(29,266)
Balance at Sep. 30, 2024		$ 49		353,542	(206,602)	$ 146,989
Balance (in Shares) at Sep. 30, 2024		106,288,694	[2]			106,288,694
Balance at Jun. 30, 2024		$ 49		349,726	(196,247)	$ 153,528
Balance (in Shares) at Jun. 30, 2024	[1]	105,574,104
Exercise of options and vesting of RSUs				56		56
Exercise of options and vesting of RSUs (in Shares)		714,590
Stock based compensation				3,760		3,760
Net loss for the period					(10,355)	(10,355)
Balance at Sep. 30, 2024		$ 49		$ 353,542	$ (206,602)	$ 146,989
Balance (in Shares) at Sep. 30, 2024		106,288,694	[2]			106,288,694

[1]	Excluding 1,006,250 Forfeiture Shares
[2]	Excluding 359,375 Forfeiture Shares